Share Option and Warrant Reserves	12 Months Ended
Dec. 31, 2022
Share Option and Warrant Reserves
Share Option and Warrant Reserves
Note 16: Share option and warrant reserves

(a) Share-based compensation expense

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees, and other service providers. During the years ended December 31, 2022, and 2021, the Company recognized share-based compensation expense as follows:

	Years ended December 31
	2022	2021
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$481	$473
Fees, salaries and other employee benefits	1,188	1,573
Total share-based compensation expense	$1,669	$2,046

During the year ended December 31, 2022, the Company granted 3,430,000 (December 31, 2021 – 1,405,000) share options to directors, officers, employees, and certain consultants who provide certain on-going services to the Company, representative of employee services. The weighted average fair value per option of these share options was calculated as $0.46 (December 31, 2021 – $0.56) using the Black-Scholes option valuation model at the grant date.

The fair value of the share-based options granted during the years ended December 31, 2022 and 2021 was estimated using the Black-Scholes option valuation model with the following weighted average assumptions:

	Years ended December 31
	2022	2021
Risk-free interest rate	2.20%	0.91%
Expected dividend yield	Nil	Nil
Share price volatility	67%	67%
Expected forfeiture rate	2.5%	0%
Expected life in years	5.0	4.9

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

(b) Share option plan

The Company maintains a rolling share option plan providing for the issuance of share options up to 10% of the Company’s issued and outstanding common shares at the time of the grant. The Company may grant share options from time to time to its directors, officers, employees, and other service providers. The share options typically vest as to 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months.

The number of share options Issued and outstanding and the weighted average exercise price were as follows:

	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2020	8,141,004	$2.67
Granted	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00
Granted	3,430,000	1.00
Expired	(608,237)	4.65
Forfeited	(693,436)	1.77
Outstanding, December 31, 2022	8,880,324	$1.44

As at December 31, 2022, the number of share options outstanding was as follows:

	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.00	4,848,330	0.97	3.90	3,031,143	0.95	3.78
$1.00 – $1.95	1,277,639	1.72	1.80	1,262,015	1.72	1.77
$2.05 – $3.26	2,754,355	2.16	2.65	2,754,355	2.16	2.65
	8,880,324	1.44	3.21	7,047,513	1.56	2.98

(c) Share purchase warrants

The number of share purchase warrants outstanding at December 31, 2022 was as follows:

	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2020	1,626,740	$1.66
Issued (note 15b)	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27
Expired	(750,003)	1.95
Outstanding at December 31, 2022	7,461,450	$1.20

The following table reflects the warrants issued and outstanding as of December 31, 2022:

Expiry date	Warrants outstanding	Exercise price ($/share)
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	7,461,450	1.20